Offerings - Offering: 1	Sep. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value $0.000005 per share
Amount Registered | shares	35,000,000
Proposed Maximum Offering Price per Unit	82.19
Maximum Aggregate Offering Price	$ 2,876,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 397,265.36
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Class A Common Stock on September 15, 2026 as reported on The Nasdaq Global Select Market, which was approximately $82.19 per share. (b) This registration fee table shall be deemed to update the "Registration fee" in Item 14. Other Expenses of Issuance and Distribution in the Registration Statement on Form S-3 (File No. 333-296553) filed with the Securities and Exchange Commission on June 5, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act.